SHARE BASED COMPENSATION - Restricted Share Units (Details) € in Thousands	12 Months Ended
	Dec. 31, 2025 EUR (€)	Dec. 31, 2025 shares	Dec. 31, 2025 EquityInstruments	Dec. 31, 2024 EUR (€) EquityInstruments shares	Dec. 31, 2024 $ / shares
SHARE BASED COMPENSATION
Issuance of share capital upon exercise of RSUs	€ (136)
RSUs
SHARE BASED COMPENSATION
Granted (in shares) | EquityInstruments			0	200,000
Fair value on date of grant (in dollar per share) | $ / shares					$ 4.61
Share-based compensation charge	554			€ 495
Shares exercised		180,000	180,000	418,000
Issuance of share capital upon exercise of RSUs (in shares) | shares		103,815		418,000
Shares withheld to cover taxes | shares		76,185
Issuance of share capital upon exercise of RSUs	€ 693			€ 1,757